Fair Value Measurements (Details) - 401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Total investments	$ 2,234,426,721	$ 2,294,293,957
Total fair value
Fair Value Measurements
Total investments	307,116,832	368,929,230
Total fair value | Mutual Funds
Fair Value Measurements
Total investments	130,769,055	139,788,717
Total fair value | Ball Corporation Common Stock
Fair Value Measurements
Total investments	176,347,777	229,140,513
Level 1
Fair Value Measurements
Total investments	307,116,832	368,929,230
Level 1 | Mutual Funds
Fair Value Measurements
Total investments	130,769,055	139,788,717
Level 1 | Ball Corporation Common Stock
Fair Value Measurements
Total investments	176,347,777	229,140,513
Collective investment trusts (measured at net asset value)
Fair Value Measurements
Total investments	$ 1,927,309,889	$ 1,925,364,727